Taxes - Summary of Reconciliation of Effective and Applicable Income Tax Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Profit before tax	$ 4,369	$ 3,273	$ 9,174
PRRT benefit/(expense)	(91)	898	(313)
Tax (benefit)/expense	814	653	2,912
Income Tax [Member]
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Profit before tax	4,369	3,273	9,174
PRRT benefit/(expense)	91	(898)	313
Effect of tax rate differentials	(75)	91	(141)
Profit before income tax	4,460	2,375	9,487
Income tax expense	1,338	712	2,847
Effect of deferred tax assets not recognised	76	155	150
Effect of tax losses and credits previously unrecognised	(442)	(332)	0
Effect of goodwill impairment	0	109	0
Reduction in deferred tax liability due to held for sale basis	(94)	(78)	0
Foreign exchange impact on tax expense/(benefit)	87	(58)	(44)
Adjustment to prior years	(122)	36	(45)
Integration and transaction costs non-deductible	0	4	142
Other	46	14	3
Tax (benefit)/expense	814	653	2,912
Petroleum Resource Rent Tax [member]
Disclosure Of Reconciliation Of Effective And Applicable Income Tax Expenses [Line Items]
Profit before tax	4,369	3,273	9,174
Non-PRRT assessable profit	(2,631)	(1,780)	(6,197)
PRRT projects profit before tax	1,738	1,493	2,977
Income tax expense	695	598	1,191
(Recognition)/derecognition of Pluto general expenditure	(502)	611	(1,362)
Recognition of transferred exploration spend	0	(18)	0
Augmentation	(266)	(292)	(175)
Other	(18)	(1)	33
Tax (benefit)/expense	$ (91)	$ 898	$ (313)